Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Long-term Debt [Text Block]
14—LONG
TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

14
-
1
Long-term debt:

	December 31,
	2016	2015
Japanese yen term loan	119	183
Germany term loan	353	443
Italy term loan	128	175
Malaysia term loan	-	1
Total long term debt	600	802
Less current portion	(215)	(209)
Total long-term portion	384	592

As of
December
31,
2016
and
2015,
long-term debt in Japan consists of
two
loans in Yen with the following conditions:

	Initial Amount	Maturation	Fixed Interest rate
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	2.10%

As of
December
31,
2016
and
2015,
long-term debt in Germany consists of a loan in euro for an initial amount of
€
450
thousand with a fixed interest rate of
2.49
%
due to mature on
November
30,
2020.
This loan is pledged by an HIFU equipment with a purchase value of
€450
thousand and receivables amounting to
€391
thousand.

As of
December
31,
2016
and
2015,
long-term debt in Italy consists of a loan in euro for an initial amount of
€
242
thousand with an interest rate of Euribor
1
month +
4.5
%
due to mature on
June
6,
2019.

14
-
2
Financial instruments carried at fair value:

	December 31,
	2016	2015
Investor Warrants	3,921	4,205
Placement Agent Warrants	-	172

Total	3,921	4,377
Less current portion	(640)	(172)
Total long-term portion	3,281	4,205

On
March
28,
2012,
pursuant to a securities purchase agreement dated
March
22,
2012,
as amended, the Company issued
2,812,500
ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the
“March
2012
Placement”), at a price of
$2.00
per share, with warrants attached (the
“March
2012
Investor Warrants”). The
March
2012
Investor Warrants allow investors to purchase up to
1,406,250
shares in the form of ADSs at an exercise price of
$2.75.
The
March
2012
Investor Warrants are exercisable immediately and expire on
March
28,
2017.
The Company also issued warrants to purchase up to
168,750
shares in the form of ADSs to the placement agent, Rodman & Renshaw LLC, with an exercise price of
$2.50
(the
“March
2012
Placement Agent Warrants” and together with the Investor Warrants, the
“March
2012
Warrants”). The
March
2012
Placement Agent Warrants are exercisable from
September
24,
2012
and expired on
October
21,
2016.
Total gross proceeds for the
March
2012
Placement amounted to
$5.625
million (€
4.214
million), out of which
$2.429
million
(€1.821
million) allocated to the Investor and Placement Agent Warrants based on their fair value and accounted for as liability, and the remaining
$3.196
million
(€2.393
million) allocated to the share capital increase.

The Company determined that the
March
2012
Warrants to purchase up to
1,575,000
new ordinary shares of the Company
(1,406,250
shares underlying the
March
2012
Investor Warrants and
168,750
shares underlying the
March
2012
Placement Agent Warrants) should be accounted for as a liability.

On
May
28,
2013,
pursuant to a securities purchase agreement dated
May
20,
2013,
as amended, the Company issued
3,000,000
new ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the
“May
2013
Placement”), at a price of
$4.00
per share, with warrants attached (the
“May
2013
Investor Warrants”). The
May
2013
Investor Warrants allow investors to purchase up to
1,500,000
shares in the form of ADSs at an exercise price of
$4.25.
The
May
2013
Investor Warrants are exercisable as from
November
29,
2013
and expire on
November
29,
2018.
The Company also issued warrants to the placement agent, H.C. Wainwright & Co., LLC with an exercise price of
$5.00
per share (the
“May
2013
Placement Agent Warrants” and together with the
May
2013
Investor Warrants, the
“May
2013
Warrants”), The
May
2013
Placement Agent Warrants are exercisable from
November
29,
2013
and expire on
May
28,
2016.
As the
May
2013
Warrants comprised the same structure and provisions than the
March
2012
Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the Euro, the Company determined that the
May
2013
Warrants should be accounted for as a liability. Total gross proceeds for the
May
2013
Placement amounted to
$12
million (€
9.270
million), out of which
$3.817
million
(€2.950
million) allocated to the Investor and Placement Agent Warrants based on their fair value and accounted for as liability, and the remaining
$8.183
million
(€6.320
million) allocated to the share capital increase (see note
16
-
1).
The Company used the Black-Scholes pricing model to value the
May
2013
Warrants at inception, with changes in fair value recorded as a financial expense or income.

On
April
14,
2016,
pursuant to a securities purchase agreement dated
April
7,
2016,
the Company issued
3,283,284
ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the
“April
2016
Placement”), at a price of
$3.50
per share, with warrants attached (the
“April
2016
Investor Warrants”). The
April
2016
Investor Warrants allow investors to purchase up to
3,283,284
shares in the form of ADSs at an exercise price of
$4.50.
The
April
2016
Investor Warrants are exercisable from
October
14,
2016
and expire on
October
14,
2018.
As the
April
2016
Warrants comprised the same structure and provisions than the
March
2012
and
May
2013
Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the Euro, the Company determined that the
April
2016
Warrants should be accounted for as a liability. Total gross proceeds for the placement amounted to
$11.5
million (€
10.2
million), out of which
$3.578
million
(€3.168
million) allocated to the Investor Warrants based on their fair value and accounted for as liability, and the remaining
$7.913
million
(€7.006
million) allocated to the share capital increase (see Note
16
-
1).
The form of the securities purchase agreement and the form of Investor Warrant were furnished to the SEC on our report on Form
6
-K dated
April
14,
2016.

The Company used the Black-Scholes pricing model to value the
April
2016
Warrants at inception, with changes in fair value recorded as a financial expense or income.

Fair Value of the
March
2012
Investor Warrants
:

The valuation model of the Investor Warrants uses the following main assumptions and parameters based on a Black-Scholes model. Note that Warrant’s maturity is assumed to be their legal duration as per Warrant contract.

	At inception date	December 31, 2015	December 31, 2016
Share price at closing date	$1.95	$4.13	$3.28
Strike price of warrants	$2.75	$2.75	$2.75
Risk free interest rate at 5 years	1.05%	0%	0%
Share price volatility	120%	70%	60.2%
Dividend rates	0%	0%	0%
Unit fair value	$1.55	$1.86	$0.69
Total fair value (in thousands)	$2,173	$1,840	$675
Total equivalent amount (in thousand €)	€1,629	€1,691	€640

Fair Value of the
March
2012
Placement Agent Warrants:

The valuation model of the Placement Agent Warrants uses the following main assumptions and parameters based on a Black-Scholes model. Note that Warrant’s maturity is assumed to be their legal duration as per Warrant contract.

	At inception date	December 31, 2015	December 31, 2016
Share price at closing date	$1.95	$4.13	-
Strike price of warrants	$2.50	$2.50	-
Risk free interest rate at 4.5 years	0.92%	0%	-
Share price volatility	120%	70%	-
Dividend rates	0%	0%	-
Unit fair value	$1.52	$1.87	-
Total fair value (in thousands)	$256	$107	-
Total equivalent amount (in thousand €)	€192	€99	-

As of
December
31,
2016,
all of the
March
2012
placement agent warrants were exercised.

Fair Value of the
May
2013
Investor Warrants:

The valuation model of the Investor Warrants uses the following main assumptions and parameters based on a Black-Scholes model. Note that Warrant’s maturity is assumed to be their legal duration as per Warrant contract.

	At inception date	December 31, 2015	December 31, 2016
Share price at closing date	$3.96	$4.13	$3.28
Strike price of warrants	$4.25	$4.25	$4.25
Risk free interest rate at 5.5 years	1.07%	0%	0%
Share price volatility	71%	70%	60.2%
Dividend rates	0%	0%	0%
Unit fair value	$2.35	$1.82	$0.79
Total fair value (in thousand)	$3,525	$2,737	$1,179
Total equivalent amount (in thousand €)	€2,725	€2,514	€1,119

Fair Value of the
May
2013
Placement Agent Warrants:

The valuation model of the Placement Agent Warrants uses the following main assumptions and parameters based on a Black-Scholes model. Note that Warrant’s maturity is assumed to be their legal duration as per Warrant contract.

	At inception date	December 31, 2015	December 31, 2016
Share price at closing date	$3.96	$4.13	-
Strike price of warrants	$5.00	$5.00	-
Risk free interest rate at 3 years	0.36%	0%	-
Share price volatility	72%	70%	-
Dividend rates	0%	0%	-
Unit fair value	$1.62	$0.44	-
Total fair value (in thousand)	$292	$80	-
Total equivalent amount (in thousand €)	€225	€73	-

As of
December
31,
2016,
all of the
March
2013
placement agent warrants were exercised or forfeited.

Fair Value of the
April
2016
Investor Warrants:

The valuation model of the Investor Warrants uses the following main assumptions and parameters based on a Black-Scholes model. Note that Warrant’s maturity is assumed to be their legal duration as per Warrant contract.

	At inception date	December 31, 2016
Share price at closing date	3.64	3.28
Strike price of warrants	$4.50	$4.50
Risk free interest rate at 2.5 years	0%	0%
Share price volatility	60.20%	60.20%
Dividend rates	0%	0%
Unit fair value	$1.09	$0.69
Total fair value (in thousands)	$3,579	$2,279
Total equivalent amount (in thousands €)	€3,168	€2,162

Refer to Note
23
for more details on the fair value of Financial Instruments.

14
-
3
Long-term debt and Financial instruments maturity:

Long-term debt and financial instruments carried at fair value at
December
31,
2016
mature as follows:

2017	855
2018	3,467
2019	117
2020	83
2021	-
Total	4,520